SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of share-based compensation expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Facilitation and servicing	3,159	2,408	4,921
General and administrative	5,021	33,740	31,464
Research and development	5,461	6,038	6,823
Sales and marketing	1,545	362	11,145
Total	15,186	42,548	54,353

Summary of share option activities

The summary of the Share Option activities is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2022	894	3.5	1.27	16,076
Granted	—	—	—	—
Exercised	(364)
Forfeited	(472)
Options outstanding at December 31, 2023	58	3.5	2.00	894
Options exercisable at December 31, 2023	12	3.5	1.68	185
Options vested or expected to be vested at December 31, 2023	58	3.5	2.00	894

Summary of RSUs activities

The summary of the RSUs activities in 2023 is as follows:

	Number of RSUs (in ‘000s)	Weighted Average Grant-Date Fair Value
		RMB
Unvested at January 1, 2023	—	—
Granted	1,990	29.85
Vested	(1,690)	30.00
Canceled/Forfeited	(300)	29.03
Unvested at December 31, 2023	—	—